Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
At January 1		¥ 2,255	¥ 489
Additions	[1]	1,550	1,923
Business combinations			4
Share of profit/(loss)		(47)	19	¥ (18)
Share of other comprehensive (losses)/income		4	(9)	(1)
Step acquisition accounted for as business combination		(26)	(21)
Impairment provision	[2]		(4)
Currency translation differences		(60)	(146)
Dividend received		(77)
At December 31		¥ 3,599	¥ 2,255	¥ 489

[1]	In January 2021, the Group completed the additional investment in certain equity interests in a consortium, Concerto Partners LLC (“Concerto”), which is led by Tencent to acquire an additional 10% equity stake in Universal Music Group (“UMG”), for an investment consideration of EUR161 million (equivalent to approximately RMB1,270 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as investment in an associate.
[2]	Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments maybe impaired, including but not limited to their financial positions, business performances and market capitalization. During the year ended December 31, 2020, the impairment losses recognized mainly resulted from revisions of financial business outlook of the associates and changes in the market environment of the underlying businesses. During the year ended December 31, 2021, no impairment loss was recognized.